Schedule of Investments (unaudited)
August 31, 2024
BlackRock SMID-Cap Growth Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 5.4%
Axon Enterprise, Inc.(a)	824	$ 300,735
HEICO Corp.	933	239,371
		540,106
Air Freight & Logistics — 0.9%
GXO Logistics, Inc.(a)	1,884	94,294
Automobile Components — 0.8%
Fox Factory Holding Corp.(a)	1,929	78,086
Beverages — 0.3%
Davide Campari-Milano NV	3,583	33,128
Biotechnology — 1.4%
Halozyme Therapeutics, Inc.(a)	2,235	142,705
Broadline Retail — 0.1%
Etsy, Inc.(a)	142	7,823
Building Products — 1.6%
AZEK Co., Inc. (The), Class A(a)	3,722	158,669
Capital Markets — 7.1%
Carlyle Group, Inc. (The)	684	27,449
MarketAxess Holdings, Inc.	71	17,210
Morningstar, Inc.	632	198,302
TPG, Inc., Class A	4,624	233,281
Tradeweb Markets, Inc., Class A	2,013	238,017
		714,259
Commercial Services & Supplies — 2.4%
Casella Waste Systems, Inc., Class A(a)	1,725	186,058
GFL Environmental, Inc.	1,187	51,409
		237,467
Construction & Engineering — 3.9%
Comfort Systems U.S.A., Inc.	786	277,866
WillScot Holdings Corp., Class A(a)	3,081	118,742
		396,608
Distributors — 0.8%
Pool Corp.	222	78,060
Diversified Consumer Services — 3.5%
Bright Horizons Family Solutions, Inc.(a)	1,278	179,840
Duolingo, Inc., Class A(a)	545	115,851
European Wax Center, Inc., Class A(a)	1,803	12,441
Mister Car Wash, Inc.(a)	6,742	43,890
		352,022
Electrical Equipment — 2.3%
Vertiv Holdings Co., Class A	2,799	232,401
Entertainment — 3.6%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	2,289	178,656
Live Nation Entertainment, Inc.(a)	1,935	188,992
		367,648
Financial Services — 0.2%
Jack Henry & Associates, Inc.	95	16,438
Food Products — 1.1%
Freshpet, Inc.(a)	836	113,696
Ground Transportation — 2.0%
Saia, Inc.(a)	547	205,579
Health Care Equipment & Supplies — 3.5%
Align Technology, Inc.(a)	752	178,390
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Inmode Ltd.(a)	810	$ 13,535
Inspire Medical Systems, Inc.(a)	223	40,100
Masimo Corp.(a)	922	108,353
Teleflex, Inc.	29	7,110
		347,488
Health Care Providers & Services — 1.1%
Surgery Partners, Inc.(a)	3,303	105,531
Health Care Technology — 0.2%
Phreesia, Inc.(a)	883	22,702
Hotels, Restaurants & Leisure — 6.4%
Churchill Downs, Inc.	1,574	218,739
DraftKings, Inc., Class A(a)	5,155	177,847
Planet Fitness, Inc., Class A(a)	2,453	199,208
Vail Resorts, Inc.	295	53,602
		649,396
Industrial REITs — 0.3%
Rexford Industrial Realty, Inc.	561	28,566
Interactive Media & Services — 1.9%
Match Group, Inc.(a)	432	16,075
Pinterest, Inc., Class A(a)	5,538	177,437
		193,512
IT Services — 3.9%
DigitalOcean Holdings, Inc.(a)	1,248	46,713
Globant SA(a)	1,096	221,655
MongoDB, Inc., Class A(a)	418	121,550
		389,918
Life Sciences Tools & Services — 4.3%
Bio-Techne Corp.	546	40,398
Charles River Laboratories International, Inc.(a)	105	20,764
Medpace Holdings, Inc.(a)	314	111,555
Repligen Corp.(a)	1,025	154,703
West Pharmaceutical Services, Inc.	341	106,948
		434,368
Machinery — 3.1%
AutoStore Holdings Ltd.(a)(b)	58,757	62,259
Graco, Inc.	1,678	139,861
IDEX Corp.	552	113,977
		316,097
Oil, Gas & Consumable Fuels — 2.7%
Northern Oil & Gas, Inc.	1,329	52,867
Permian Resources Corp., Class A	5,475	77,964
Texas Pacific Land Corp.	167	145,105
		275,936
Pharmaceuticals — 1.6%
Galderma Group AG(a)	1,669	161,589
Professional Services — 2.0%
Booz Allen Hamilton Holding Corp., Class A	1,135	180,215
Paylocity Holding Corp.(a)	149	24,049
		204,264
Semiconductors & Semiconductor Equipment — 9.2%
ASM International NV	331	225,371
BE Semiconductor Industries NV	1,111	146,513
Entegris, Inc.	2,214	256,536
Lattice Semiconductor Corp.(a)	377	17,855
Monolithic Power Systems, Inc.	302	282,273
		928,548

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock SMID-Cap Growth Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software — 12.8%
ANSYS, Inc.(a)	361	$ 116,033
Aspen Technology, Inc.(a)	666	155,937
Bentley Systems, Inc., Class B	4,847	249,475
Confluent, Inc., Class A(a)(c)	7,351	155,988
CyberArk Software Ltd.(a)	391	112,115
JFrog Ltd.(a)	2,332	64,736
Manhattan Associates, Inc.(a)	706	186,688
Monday.com Ltd.(a)	243	64,611
PTC, Inc.(a)	917	164,226
Zscaler, Inc.(a)	124	24,798
		1,294,607
Specialty Retail — 2.0%
Floor & Decor Holdings, Inc., Class A(a)	1,815	204,079
Technology Hardware, Storage & Peripherals — 1.8%
Pure Storage, Inc., Class A(a)	3,443	176,591
Textiles, Apparel & Luxury Goods — 3.1%
Brunello Cucinelli SpA	1,316	129,486
On Holding AG, Class A(a)	3,841	180,450
		309,936
Trading Companies & Distributors — 2.7%
Core & Main, Inc., Class A(a)	3,684	176,942
SiteOne Landscape Supply, Inc.(a)(c)	688	97,600
		274,542
Total Long-Term Investments — 100.0% (Cost: $8,915,142)		10,086,659
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	241,327	$ 241,471
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(d)(e)	9,987	9,987
Total Short-Term Securities — 2.5% (Cost: $251,458)		251,458
Total Investments — 102.5% (Cost: $9,166,600)		10,338,117
Liabilities in Excess of Other Assets — (2.5)%		(251,373)
Net Assets — 100.0%		$ 10,086,744
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 451,119	$ —	$ (209,797)(a)	$ 139	$ 10	$ 241,471	241,327	$ 173(b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	111,395	—	(101,408)(a)	—	—	9,987	9,987	565	—
				$ 139	$ 10	$ 251,458		$ 738	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock SMID-Cap Growth Equity Fund
Fair Value Hierarchy as of Period End (continued)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 540,106	$ —	$ —	$ 540,106
Air Freight & Logistics	94,294	—	—	94,294
Automobile Components	78,086	—	—	78,086
Beverages	—	33,128	—	33,128
Biotechnology	142,705	—	—	142,705
Broadline Retail	7,823	—	—	7,823
Building Products	158,669	—	—	158,669
Capital Markets	714,259	—	—	714,259
Commercial Services & Supplies	237,467	—	—	237,467
Construction & Engineering	396,608	—	—	396,608
Distributors	78,060	—	—	78,060
Diversified Consumer Services	352,022	—	—	352,022
Electrical Equipment	232,401	—	—	232,401
Entertainment	367,648	—	—	367,648
Financial Services	16,438	—	—	16,438
Food Products	113,696	—	—	113,696
Ground Transportation	205,579	—	—	205,579
Health Care Equipment & Supplies	347,488	—	—	347,488
Health Care Providers & Services	105,531	—	—	105,531
Health Care Technology	22,702	—	—	22,702
Hotels, Restaurants & Leisure	649,396	—	—	649,396
Industrial REITs	28,566	—	—	28,566
Interactive Media & Services	193,512	—	—	193,512
IT Services	389,918	—	—	389,918
Life Sciences Tools & Services	434,368	—	—	434,368
Machinery	253,838	62,259	—	316,097
Oil, Gas & Consumable Fuels	275,936	—	—	275,936
Pharmaceuticals	161,589	—	—	161,589
Professional Services	204,264	—	—	204,264
Semiconductors & Semiconductor Equipment	556,664	371,884	—	928,548
Software	1,294,607	—	—	1,294,607
Specialty Retail	204,079	—	—	204,079
Technology Hardware, Storage & Peripherals	176,591	—	—	176,591
Textiles, Apparel & Luxury Goods	180,450	129,486	—	309,936
Trading Companies & Distributors	274,542	—	—	274,542
Short-Term Securities
Money Market Funds	251,458	—	—	251,458
	$ 9,741,360	$ 596,757	$ —	$ 10,338,117
Portfolio Abbreviation
NVS	Non-Voting Shares
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